Subsequent Events - Schedule of Restricted Common Stock Under Private Placement (Details) (10-K) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 14, 2020	Nov. 13, 2020	Nov. 03, 2020	Oct. 19, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Shares						4,323,695
Proceeds						$ 203,000
Private Placement [Member]
Shares							9,666,666	20,959,687
Proceeds							$ 385,000	$ 1,218,500
Restricted Stock [Member] | Private Placement [Member]
Shares	700,000	232,560	2,512,563	228,572	650,000
Proceeds	$ 50,000	$ 20,000	$ 100,000	$ 8,000	$ 25,000